Columbia Variable Portfolio – Large Cap Index Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 10.1%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	304,983	8,612,720
Verizon Communications, Inc.	179,837	7,903,836
Total		16,516,556
Entertainment 1.6%
Electronic Arts, Inc.	9,605	1,937,328
Live Nation Entertainment, Inc.(a)	6,727	1,099,192
Netflix, Inc.(a)	18,124	21,729,226
Take-Two Interactive Software, Inc.(a)	7,396	1,910,831
TKO Group Holdings, Inc.	2,943	594,368
Walt Disney Co. (The)	76,686	8,780,547
Warner Bros Discovery, Inc.(a)	105,598	2,062,329
Total		38,113,821
Interactive Media & Services 7.2%
Alphabet, Inc., Class A	248,110	60,315,541
Alphabet, Inc., Class C	199,179	48,510,045
Match Group, Inc.	10,263	362,489
Meta Platforms, Inc., Class A	92,512	67,938,963
Total		177,127,038
Media 0.4%
Charter Communications, Inc., Class A(a)	3,962	1,089,966
Comcast Corp., Class A	157,079	4,935,422
Fox Corp., Class A	8,955	564,702
Fox Corp., Class B	6,330	362,646
Interpublic Group of Companies, Inc. (The)	15,622	436,010
News Corp., Class A	16,056	493,080
News Corp., Class B	5,307	183,357
Omnicom Group, Inc.	8,263	673,682
Paramount Skydance Corp., Class B	13,169	249,158
Trade Desk, Inc. (The), Class A(a)	19,009	931,631
Total		9,919,654
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	20,641	4,941,043
Total Communication Services		246,618,112
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.4%
Automobile Components 0.0%
Aptiv PLC(a)	9,288	800,811
Automobiles 2.3%
Ford Motor Co.	166,729	1,994,079
General Motors Co.	40,608	2,475,870
Tesla, Inc.(a)	119,689	53,228,092
Total		57,698,041
Broadline Retail 3.8%
Amazon.com, Inc.(a)	413,945	90,889,904
eBay, Inc.	19,492	1,772,797
Total		92,662,701
Distributors 0.0%
Genuine Parts Co.	5,933	822,314
LKQ Corp.	10,974	335,146
Pool Corp.	1,401	434,408
Total		1,591,868
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A(a)	18,301	2,222,107
Booking Holdings, Inc.	1,382	7,461,791
Carnival Corp.(a)	46,307	1,338,735
Chipotle Mexican Grill, Inc.(a)	57,192	2,241,355
Darden Restaurants, Inc.	4,992	950,277
Domino’s Pizza, Inc.	1,332	575,038
DoorDash, Inc., Class A(a)	15,789	4,294,450
Expedia Group, Inc.	5,041	1,077,514
Hilton Worldwide Holdings, Inc.	10,032	2,602,702
Las Vegas Sands Corp.	13,175	708,683
Marriott International, Inc., Class A	9,610	2,502,828
McDonald’s Corp.	30,437	9,249,500
MGM Resorts International(a)	8,707	301,785
Norwegian Cruise Line Holdings Ltd.(a)	19,276	474,768
Royal Caribbean Cruises Ltd.	10,775	3,486,575
Starbucks Corp.	48,483	4,101,662

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	3,601	461,900
Yum! Brands, Inc.	11,838	1,799,376
Total		45,851,046
Household Durables 0.3%
D.R. Horton, Inc.	11,826	2,004,152
Garmin Ltd.	6,979	1,718,369
Lennar Corp., Class A	9,708	1,223,596
Mohawk Industries, Inc.(a)	2,226	286,976
NVR, Inc.(a)	122	980,229
PulteGroup, Inc.	8,415	1,111,874
Total		7,325,196
Leisure Products 0.0%
Hasbro, Inc.	5,682	430,980
Specialty Retail 1.8%
AutoZone, Inc.(a)	714	3,063,231
Best Buy Co., Inc.	8,383	633,922
CarMax, Inc.(a)	6,401	287,213
Home Depot, Inc. (The)	42,436	17,194,643
Lowe’s Companies, Inc.	23,904	6,007,314
O’Reilly Automotive, Inc.(a)	36,191	3,901,752
Ross Stores, Inc.	13,950	2,125,841
TJX Companies, Inc. (The)	47,584	6,877,791
Tractor Supply Co.	22,604	1,285,489
Ulta Beauty, Inc.(a)	1,917	1,048,120
Williams-Sonoma, Inc.	5,246	1,025,331
Total		43,450,647
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.(a)	6,327	641,368
lululemon athletica, Inc.(a)	4,652	827,730
NIKE, Inc., Class B	50,672	3,533,359
Ralph Lauren Corp.	1,650	517,374
Tapestry, Inc.	8,877	1,005,054
Total		6,524,885
Total Consumer Discretionary		256,336,175
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.9%
Beverages 1.0%
Brown-Forman Corp., Class B	7,511	203,398
Coca-Cola Co. (The)	165,206	10,956,462
Constellation Brands, Inc., Class A	6,090	820,140
Keurig Dr. Pepper, Inc.	57,941	1,478,075
Molson Coors Beverage Co., Class B	7,225	326,931
Monster Beverage Corp.(a)	30,402	2,046,359
PepsiCo, Inc.	58,395	8,200,994
Total		24,032,359
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	18,915	17,508,292
Dollar General Corp.	9,387	970,146
Dollar Tree, Inc.(a)	8,278	781,195
Kroger Co. (The)	25,944	1,748,885
Sysco Corp.	20,366	1,676,936
Target Corp.	19,380	1,738,386
Walmart, Inc.	187,212	19,294,069
Total		43,717,909
Food Products 0.5%
Archer-Daniels-Midland Co.	20,493	1,224,252
Bunge Global SA	5,973	485,306
ConAgra Foods, Inc.	20,433	374,128
General Mills, Inc.	22,806	1,149,879
Hershey Co. (The)	6,317	1,181,595
Hormel Foods Corp.	12,431	307,543
JM Smucker Co. (The)	4,550	494,130
Kellanova	11,468	940,605
Kraft Heinz Co. (The)	36,348	946,502
Lamb Weston Holdings, Inc.	5,944	345,228
McCormick & Co., Inc.	10,793	722,160
Mondelez International, Inc., Class A	55,190	3,447,719
The Campbell’s Co.	8,393	265,051
Tyson Foods, Inc., Class A	12,188	661,808
Total		12,545,906
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.9%
Church & Dwight Co., Inc.	10,391	910,563
Clorox Co. (The)	5,217	643,256
Colgate-Palmolive Co.	34,473	2,755,772
Kimberly-Clark Corp.	14,151	1,759,535
Procter & Gamble Co. (The)	99,908	15,350,864
Total		21,419,990
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	9,990	880,319
Kenvue, Inc.	81,853	1,328,474
Total		2,208,793
Tobacco 0.6%
Altria Group, Inc.	71,652	4,733,331
Philip Morris International, Inc.	66,392	10,768,782
Total		15,502,113
Total Consumer Staples		119,427,070
Energy 2.9%
Energy Equipment & Services 0.2%
Baker Hughes Co.	42,050	2,048,676
Halliburton Co.	36,366	894,604
Schlumberger NV	63,636	2,187,169
Total		5,130,449
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	15,260	370,513
Chevron Corp.	82,088	12,747,445
ConocoPhillips Co.	53,270	5,038,809
Coterra Energy, Inc.	32,550	769,807
Devon Energy Corp.	27,076	949,285
Diamondback Energy, Inc.	8,026	1,148,521
EOG Resources, Inc.	23,288	2,611,051
EQT Corp.	26,618	1,448,818
Expand Energy Corp.	10,158	1,079,186
Exxon Mobil Corp.	181,838	20,502,234
Kinder Morgan, Inc.	83,404	2,361,167
Marathon Petroleum Corp.	12,967	2,499,260
Occidental Petroleum Corp.	30,652	1,448,307
ONEOK, Inc.	26,861	1,960,047
Phillips 66	17,237	2,344,577
Common Stocks (continued)
Issuer	Shares	Value ($)
Targa Resources Corp.	9,178	1,537,682
Texas Pacific Land Corp.	824	769,319
Valero Energy Corp.	13,250	2,255,945
Williams Companies, Inc. (The)	52,086	3,299,648
Total		65,141,621
Total Energy		70,272,070
Financials 13.4%
Banks 3.5%
Bank of America Corp.	290,651	14,994,685
Citigroup, Inc.	78,519	7,969,679
Citizens Financial Group, Inc.	18,398	978,038
Fifth Third Bancorp	28,231	1,257,691
Huntington Bancshares, Inc.	62,524	1,079,789
JPMorgan Chase & Co.	117,284	36,994,892
KeyCorp	39,754	743,002
M&T Bank Corp.	6,665	1,317,137
PNC Financial Services Group, Inc. (The)	16,797	3,375,021
Regions Financial Corp.	38,059	1,003,616
Truist Financial Corp.	54,999	2,514,554
U.S. Bancorp	66,375	3,207,904
Wells Fargo & Co.	136,635	11,452,746
Total		86,888,754
Capital Markets 3.5%
Ameriprise Financial, Inc.(b)	4,021	1,975,316
Bank of New York Mellon Corp. (The)	30,080	3,277,517
Blackrock, Inc.	6,143	7,161,939
Blackstone, Inc.	31,439	5,371,353
Cboe Global Markets, Inc.	4,461	1,094,060
Charles Schwab Corp. (The)	72,778	6,948,116
CME Group, Inc.	15,371	4,153,091
Coinbase Global, Inc., Class A(a)	9,646	3,255,429
FactSet Research Systems, Inc.	1,613	462,108
Franklin Resources, Inc.	13,066	302,217
Goldman Sachs Group, Inc. (The)	12,912	10,282,471
Interactive Brokers Group, Inc., Class A	18,991	1,306,771
Intercontinental Exchange, Inc.	24,415	4,113,439
Invesco Ltd.	19,021	436,342
KKR & Co., Inc., Class A	29,261	3,802,467
Moody’s Corp.	6,581	3,135,715

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Morgan Stanley	51,747	8,225,703
MSCI, Inc.	3,300	1,872,453
Nasdaq, Inc.	19,334	1,710,092
Northern Trust Corp.	8,157	1,097,932
Raymond James Financial, Inc.	7,569	1,306,409
Robinhood Markets, Inc., Class A(a)	33,011	4,726,515
S&P Global, Inc.	13,329	6,487,358
State Street Corp.	12,100	1,403,721
T. Rowe Price Group, Inc.	9,371	961,839
Total		84,870,373
Consumer Finance 0.6%
American Express Co.	23,151	7,689,836
Capital One Financial Corp.	27,276	5,798,332
Synchrony Financial	15,869	1,127,493
Total		14,615,661
Financial Services 4.0%
Apollo Global Management, Inc.	19,627	2,615,690
Berkshire Hathaway, Inc., Class B(a)	78,213	39,320,804
Block, Inc., Class A(a)	23,441	1,694,081
Corpay, Inc.(a)	3,012	867,637
Fidelity National Information Services, Inc.	22,281	1,469,209
Fiserv, Inc.(a)	23,186	2,989,371
Global Payments, Inc.	10,348	859,712
Jack Henry & Associates, Inc.	3,106	462,577
MasterCard, Inc., Class A	35,209	20,027,231
PayPal Holdings, Inc.(a)	40,749	2,732,628
Visa, Inc., Class A	72,453	24,734,005
Total		97,772,945
Insurance 1.8%
Aflac, Inc.	20,531	2,293,313
Allstate Corp. (The)	11,239	2,412,451
American International Group, Inc.	23,630	1,855,900
Aon PLC, Class A	9,197	3,279,466
Arch Capital Group Ltd.	15,854	1,438,433
Arthur J Gallagher & Co.	10,935	3,387,007
Assurant, Inc.	2,152	466,123
Brown & Brown, Inc.	12,497	1,172,094
Chubb Ltd.	15,815	4,463,784
Common Stocks (continued)
Issuer	Shares	Value ($)
Cincinnati Financial Corp.	6,670	1,054,527
Erie Indemnity Co., Class A	1,084	344,885
Everest Group Ltd.	1,789	626,562
Globe Life, Inc.	3,455	493,961
Hartford Insurance Group, Inc. (The)	11,993	1,599,746
Loews Corp.	7,255	728,329
Marsh & McLennan Companies, Inc.	20,969	4,225,883
MetLife, Inc.	23,827	1,962,630
Principal Financial Group, Inc.	8,646	716,840
Progressive Corp. (The)	25,003	6,174,491
Prudential Financial, Inc.	15,014	1,557,552
Travelers Companies, Inc. (The)	9,603	2,681,350
Willis Towers Watson PLC	4,161	1,437,418
WR Berkley Corp.	12,780	979,204
Total		45,351,949
Total Financials		329,499,682
Health Care 8.8%
Biotechnology 1.6%
AbbVie, Inc.	75,348	17,446,076
Amgen, Inc.	22,962	6,479,877
Biogen, Inc.(a)	6,253	875,920
Gilead Sciences, Inc.	52,924	5,874,564
Incyte Corp.(a)	6,996	593,331
Moderna, Inc.(a)	14,770	381,509
Regeneron Pharmaceuticals, Inc.	4,345	2,443,063
Vertex Pharmaceuticals, Inc.(a)	10,936	4,282,975
Total		38,377,315
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	74,236	9,943,170
Align Technology, Inc.(a)	2,875	360,007
Baxter International, Inc.	21,907	498,822
Becton Dickinson & Co.	12,225	2,288,153
Boston Scientific Corp.(a)	63,200	6,170,216
Cooper Cos, Inc. (The)(a)	8,510	583,446
DexCom, Inc.(a)	16,726	1,125,493
Edwards Lifesciences Corp.(a)	25,041	1,947,439
GE HealthCare Technologies, Inc.	19,474	1,462,497
Hologic, Inc.(a)	9,487	640,278
IDEXX Laboratories, Inc.(a)	3,412	2,179,893
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insulet Corp.(a)	3,002	926,807
Intuitive Surgical, Inc.(a)	15,290	6,838,147
Medtronic PLC	54,649	5,204,771
ResMed, Inc.	6,245	1,709,444
Solventum Corp.(a)	6,286	458,878
STERIS PLC	4,201	1,039,495
Stryker Corp.	14,676	5,425,277
Zimmer Biomet Holdings, Inc.	8,449	832,226
Total		49,634,459
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	10,185	1,598,638
Cencora, Inc.	8,269	2,584,310
Centene Corp.(a)	19,902	710,103
Cigna Group (The)	11,385	3,281,726
CVS Health Corp.	54,097	4,078,373
DaVita, Inc.(a)	1,525	202,627
Elevance Health, Inc.	9,604	3,103,244
HCA Healthcare, Inc.	6,986	2,977,433
Henry Schein, Inc.(a)	4,397	291,829
Humana, Inc.	5,130	1,334,672
Labcorp Holdings, Inc.	3,544	1,017,341
McKesson Corp.	5,305	4,098,325
Molina Healthcare, Inc.(a)	2,312	442,424
Quest Diagnostics, Inc.	4,770	909,067
UnitedHealth Group, Inc.	38,629	13,338,594
Universal Health Services, Inc., Class B	2,405	491,678
Total		40,460,384
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	12,116	1,555,089
Bio-Techne Corp.	6,687	371,998
Charles River Laboratories International, Inc.(a)	2,099	328,409
Danaher Corp.	27,182	5,389,103
IQVIA Holdings, Inc.(a)	7,251	1,377,255
Mettler-Toledo International, Inc.(a)	879	1,079,069
Revvity, Inc.	4,951	433,955
Thermo Fisher Scientific, Inc.	16,106	7,811,732
Waters Corp.(a)	2,539	761,218
West Pharmaceutical Services, Inc.	3,067	804,566
Total		19,912,394
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	86,816	3,915,402
Eli Lilly & Co.	33,910	25,873,330
Johnson & Johnson	102,722	19,046,713
Merck & Co., Inc.	106,537	8,941,650
Pfizer, Inc.	242,503	6,178,977
Viatris, Inc.	49,727	492,297
Zoetis, Inc.	18,903	2,765,887
Total		67,214,256
Total Health Care		215,598,808
Industrials 8.2%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.(a)	3,348	2,402,659
Boeing Co. (The)(a)	32,252	6,960,949
General Dynamics Corp.	10,769	3,672,229
General Electric Co.	45,230	13,606,089
Howmet Aerospace, Inc.	17,194	3,373,979
Huntington Ingalls Industries, Inc.	1,674	481,961
L3Harris Technologies, Inc.	7,980	2,437,172
Lockheed Martin Corp.	8,763	4,374,577
Northrop Grumman Corp.	5,741	3,498,106
RTX Corp.	57,092	9,553,204
Textron, Inc.	7,601	642,209
TransDigm Group, Inc.	2,403	3,167,202
Total		54,170,336
Air Freight & Logistics 0.2%
CH Robinson Worldwide, Inc.	5,037	666,899
Expeditors International of Washington, Inc.	5,789	709,673
FedEx Corp.	9,257	2,182,893
United Parcel Service, Inc., Class B	31,394	2,622,341
Total		6,181,806
Building Products 0.5%
Allegion PLC	3,662	649,456
AO Smith Corp.	4,873	357,727
Builders FirstSource, Inc.(a)	4,715	571,694
Carrier Global Corp.	34,120	2,036,964
Johnson Controls International PLC	27,911	3,068,814
Lennox International, Inc.	1,363	721,518

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	8,930	628,583
Trane Technologies PLC	9,491	4,004,822
Total		12,039,578
Commercial Services & Supplies 0.5%
Cintas Corp.	14,610	2,998,848
Copart, Inc.(a)	37,943	1,706,297
Republic Services, Inc.	8,656	1,986,379
Rollins, Inc.	11,989	704,234
Veralto Corp.	10,585	1,128,467
Waste Management, Inc.	15,807	3,490,660
Total		12,014,885
Construction & Engineering 0.2%
EMCOR Group, Inc.	1,909	1,239,972
Quanta Services, Inc.	6,355	2,633,639
Total		3,873,611
Electrical Equipment 0.9%
AMETEK, Inc.	9,851	1,851,988
Eaton Corp. PLC	16,605	6,214,421
Emerson Electric Co.	24,005	3,148,976
GE Vernova, Inc.	11,611	7,139,604
Generac Holdings, Inc.(a)	2,503	419,002
Hubbell, Inc.	2,267	975,513
Rockwell Automation, Inc.	4,796	1,676,346
Total		21,425,850
Ground Transportation 0.9%
CSX Corp.	79,516	2,823,613
JB Hunt Transport Services, Inc.	3,262	437,662
Norfolk Southern Corp.	9,569	2,874,623
Old Dominion Freight Line, Inc.	7,888	1,110,473
Uber Technologies, Inc.(a)	88,948	8,714,236
Union Pacific Corp.	25,295	5,978,979
Total		21,939,586
Industrial Conglomerates 0.4%
3M Co.	22,718	3,525,379
Honeywell International, Inc.	27,080	5,700,340
Total		9,225,719
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.5%
Caterpillar, Inc.	19,982	9,534,411
Cummins, Inc.	5,877	2,482,268
Deere & Co.	10,743	4,912,344
Dover Corp.	5,849	975,789
Fortive Corp.	14,431	706,975
IDEX Corp.	3,211	522,622
Illinois Tool Works, Inc.	11,314	2,950,239
Ingersoll Rand, Inc.	15,427	1,274,579
Nordson Corp.	2,290	519,716
Otis Worldwide Corp.	16,740	1,530,538
PACCAR, Inc.	22,397	2,202,073
Parker-Hannifin Corp.	5,450	4,131,917
Pentair PLC	6,992	774,434
Snap-On, Inc.	2,225	771,029
Stanley Black & Decker, Inc.	6,602	490,727
Westinghouse Air Brake Technologies Corp.	7,292	1,461,827
Xylem, Inc.	10,382	1,531,345
Total		36,772,833
Passenger Airlines 0.1%
Delta Air Lines, Inc.	27,665	1,569,989
Southwest Airlines Co.	22,401	714,816
United Airlines Holdings, Inc.(a)	13,808	1,332,472
Total		3,617,277
Professional Services 0.5%
Automatic Data Processing, Inc.	17,276	5,070,506
Broadridge Financial Solutions, Inc.	4,996	1,189,897
Dayforce, Inc.(a)	6,811	469,210
Equifax, Inc.	5,280	1,354,479
Jacobs Solutions, Inc.	5,099	764,136
Leidos Holdings, Inc.	5,472	1,033,989
Paychex, Inc.	13,829	1,752,964
Paycom Software, Inc.	2,136	444,587
Verisk Analytics, Inc.	5,959	1,498,748
Total		13,578,516
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	48,950	2,400,508
United Rentals, Inc.	2,744	2,619,587
W.W. Grainger, Inc.	1,877	1,788,706
Total		6,808,801
Total Industrials		201,648,798
Information Technology 34.5%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	43,959	6,405,266
Cisco Systems, Inc.	168,904	11,556,412
F5, Inc.(a)	2,450	791,815
Motorola Solutions, Inc.	7,106	3,249,503
Total		22,002,996
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	52,075	6,444,281
CDW Corp.	5,590	890,375
Corning, Inc.	33,249	2,727,415
Jabil, Inc.	4,577	993,987
Keysight Technologies, Inc.(a)	7,341	1,284,088
TE Connectivity PLC	12,603	2,766,737
Teledyne Technologies, Inc.(a)	2,000	1,172,080
Trimble Navigation Ltd.(a)	10,150	828,748
Zebra Technologies Corp., Class A(a)	2,169	644,540
Total		17,752,251
IT Services 0.9%
Accenture PLC, Class A	26,566	6,551,176
Akamai Technologies, Inc.(a)	6,116	463,348
Cognizant Technology Solutions Corp., Class A	20,831	1,397,135
EPAM Systems, Inc.(a)	2,376	358,277
Gartner, Inc.(a)	3,230	849,070
GoDaddy, Inc., Class A(a)	5,905	807,981
International Business Machines Corp.	39,732	11,210,781
VeriSign, Inc.	3,586	1,002,538
Total		22,640,306
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 13.7%
Advanced Micro Devices, Inc.(a)	69,218	11,198,780
Analog Devices, Inc.	21,166	5,200,486
Applied Materials, Inc.	34,229	7,008,045
Broadcom, Inc.	200,615	66,184,895
First Solar, Inc.(a)	4,574	1,008,704
Intel Corp.(a)	186,690	6,263,449
KLA Corp.	5,628	6,070,361
Lam Research Corp.	53,982	7,228,190
Microchip Technology, Inc.	23,019	1,478,280
Micron Technology, Inc.	47,733	7,986,686
Monolithic Power Systems, Inc.	2,043	1,880,868
NVIDIA Corp.	1,040,721	194,177,724
NXP Semiconductors NV	10,753	2,448,781
ON Semiconductor Corp.(a)	17,444	860,164
QUALCOMM, Inc.	46,002	7,652,893
Skyworks Solutions, Inc.	6,331	487,360
Teradyne, Inc.	6,785	933,887
Texas Instruments, Inc.	38,777	7,124,498
Total		335,194,051
Software 11.3%
Adobe, Inc.(a)	18,093	6,382,306
AppLovin Corp.(a)	11,547	8,296,981
Autodesk, Inc.(a)	9,128	2,899,692
Cadence Design Systems, Inc.(a)	11,622	4,082,344
Crowdstrike Holdings, Inc., Class A(a)	10,631	5,213,230
Datadog, Inc., Class A(a)	13,788	1,963,411
Fair Isaac Corp.(a)	1,024	1,532,447
Fortinet, Inc.(a)	27,781	2,335,827
Gen Digital, Inc.	23,904	678,635
Intuit, Inc.	11,898	8,125,263
Microsoft Corp.	317,043	164,212,422
Oracle Corp.	70,684	19,879,168
Palantir Technologies, Inc., Class A(a)	97,003	17,695,287
Palo Alto Networks, Inc.(a)	28,489	5,800,930
PTC, Inc.(a)	5,109	1,037,229
Roper Technologies, Inc.	4,590	2,288,987
Salesforce, Inc.	40,776	9,663,912
ServiceNow, Inc.(a)	8,872	8,164,724

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	7,893	3,894,327
Tyler Technologies, Inc.(a)	1,845	965,230
Workday, Inc., Class A(a)	9,213	2,217,846
Total		277,330,198
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.(c)	632,980	161,175,697
Dell Technologies, Inc.	12,932	1,833,370
Hewlett Packard Enterprise Co.	55,969	1,374,599
HP, Inc.	40,062	1,090,888
NetApp, Inc.	8,535	1,011,056
Seagate Technology Holdings PLC	9,071	2,141,300
Super Micro Computer, Inc.(a)	21,383	1,025,101
Western Digital Corp.	14,797	1,776,528
Total		171,428,539
Total Information Technology		846,348,341
Materials 1.8%
Chemicals 1.1%
Air Products & Chemicals, Inc.	9,492	2,588,658
Albemarle Corp.	5,019	406,940
CF Industries Holdings, Inc.	6,909	619,737
Corteva, Inc.	28,966	1,958,971
Dow, Inc.	30,235	693,289
DuPont de Nemours, Inc.	17,859	1,391,216
Eastman Chemical Co.	4,898	308,819
Ecolab, Inc.	10,888	2,981,788
International Flavors & Fragrances, Inc.	10,931	672,694
Linde PLC	20,000	9,500,000
LyondellBasell Industries NV, Class A	10,975	538,214
Mosaic Co. (The)	13,537	469,463
PPG Industries, Inc.	9,627	1,011,894
Sherwin-Williams Co. (The)	9,890	3,424,511
Total		26,566,194
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,572	1,621,080
Vulcan Materials Co.	5,635	1,733,439
Total		3,354,519
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	98,329	804,331
Avery Dennison Corp.	3,326	539,378
Ball Corp.	11,608	585,275
International Paper Co.	22,520	1,044,928
Packaging Corp. of America	3,812	830,749
Smurfit WestRock PLC	22,270	948,034
Total		4,752,695
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	61,239	2,401,793
Newmont Corp.	46,852	3,950,092
Nucor Corp.	9,790	1,325,860
Steel Dynamics, Inc.	5,902	822,916
Total		8,500,661
Total Materials		43,174,069
Real Estate 1.9%
Diversified REITs 0.0%
Federal Realty Investment Trust	3,348	339,186
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	6,639	553,294
Healthpeak Properties, Inc.	29,640	567,606
Ventas, Inc.	19,384	1,356,686
Welltower, Inc.	28,527	5,081,800
Total		7,559,386
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	27,273	464,186
Industrial REITs 0.2%
Prologis, Inc.	39,584	4,533,160
Office REITs 0.0%
BXP, Inc.	6,282	467,004
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	12,501	1,969,658
CoStar Group, Inc.(a)	18,070	1,524,566
Total		3,494,224
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.2%
AvalonBay Communities, Inc.	6,066	1,171,769
Camden Property Trust	4,558	486,703
Equity Residential	14,823	959,493
Essex Property Trust, Inc.	2,747	735,262
Invitation Homes, Inc.	24,055	705,533
Mid-America Apartment Communities, Inc.	4,993	697,672
UDR, Inc.	12,861	479,201
Total		5,235,633
Retail REITs 0.3%
Kimco Realty Corp.	28,884	631,115
Realty Income Corp.	38,997	2,370,628
Regency Centers Corp.	6,969	508,040
Simon Property Group, Inc.	13,925	2,613,305
Total		6,123,088
Specialized REITs 0.8%
American Tower Corp.	19,972	3,841,015
Crown Castle, Inc.	18,574	1,792,205
Digital Realty Trust, Inc.	13,674	2,363,961
Equinix, Inc.	4,174	3,269,244
Extra Space Storage, Inc.	9,053	1,275,930
Iron Mountain, Inc.	12,597	1,284,138
Public Storage	6,735	1,945,405
SBA Communications Corp.	4,580	885,543
VICI Properties, Inc.	45,483	1,483,201
Weyerhaeuser Co.	30,774	762,887
Total		18,903,529
Total Real Estate		47,119,396
Utilities 2.3%
Electric Utilities 1.5%
Alliant Energy Corp.	10,960	738,814
American Electric Power Co., Inc.	22,810	2,566,125
Constellation Energy Corp.	13,325	4,384,858
Duke Energy Corp.	33,168	4,104,540
Edison International	16,414	907,366
Entergy Corp.	19,040	1,774,338
Evergy, Inc.	9,817	746,288
Eversource Energy	15,829	1,126,075
Common Stocks (continued)
Issuer	Shares	Value ($)
Exelon Corp.	43,078	1,938,941
FirstEnergy Corp.	22,166	1,015,646
NextEra Energy, Inc.	87,834	6,630,589
NRG Energy, Inc.	8,250	1,336,087
PG&E Corp.	93,743	1,413,644
Pinnacle West Capital Corp.	5,094	456,728
PPL Corp.	31,542	1,172,101
Southern Co. (The)	46,920	4,446,608
Xcel Energy, Inc.	25,226	2,034,477
Total		36,793,225
Gas Utilities 0.1%
Atmos Energy Corp.	6,847	1,169,125
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	30,371	399,683
Vistra Corp.	13,584	2,661,377
Total		3,061,060
Multi-Utilities 0.6%
Ameren Corp.	11,534	1,203,919
CenterPoint Energy, Inc.	27,846	1,080,425
CMS Energy Corp.	12,767	935,310
Consolidated Edison, Inc.	15,383	1,546,299
Dominion Energy, Inc.	36,401	2,226,649
DTE Energy Co.	8,854	1,252,221
NiSource, Inc.	20,083	869,594
Public Service Enterprise Group, Inc.	21,287	1,776,613
Sempra	27,830	2,504,143
WEC Energy Group, Inc.	13,728	1,573,092
Total		14,968,265
Water Utilities 0.0%
American Water Works Co., Inc.	8,321	1,158,200
Total Utilities		57,149,875
Total Common Stocks (Cost $1,018,827,851)		2,433,192,396

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2025 (Unaudited)
Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(d)	20,989,231	20,982,934
Total Money Market Funds (Cost $20,982,976)		20,982,934
Total Investments in Securities (Cost: $1,039,810,827)		2,454,175,330
Other Assets & Liabilities, Net		(2,675,115)
Net Assets		2,451,500,215
At September 30, 2025, securities and/or cash totaling $4,175,932 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	75	12/2025	USD	25,270,313	338,638	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	2,290,514	—	(10,582)	(304,616)	1,975,316	131,249	19,754	4,021
Columbia Short-Term Cash Fund, 4.265%
	24,651,408	120,203,694	(123,872,080)	(88)	20,982,934	(1,564)	773,446	20,989,231
Total	26,941,922			(304,704)	22,958,250	129,685	793,200

(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7014_12_D01_(11/25)